07.31 Fidelity Growth & Income Portfolio K PRO-04 | Fidelity® Growth & Income Portfolio
Fund Summary Fund/Class:<br/>Fidelity® Growth & Income Portfolio/K
Investment Objective
The fund seeks high total return through a combination of current income and capital appreciation.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Growth & Income Portfolio}	07.31 Fidelity Growth & Income Portfolio K PRO-04 Fidelity® Growth & Income Portfolio USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Growth & Income Portfolio}	07.31 Fidelity Growth & Income Portfolio K PRO-04 Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio Class K
Management fee	0.44%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.07%
Total annual operating expenses	0.51%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Growth & Income Portfolio}	07.31 Fidelity Growth & Income Portfolio K PRO-04 Fidelity® Growth & Income Portfolio Fidelity® Growth & Income Portfolio Class K USD ($)
1 year	$ 52
3 years	164
5 years	285
10 years	$ 640

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation.
  Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.60%	June 30, 2009
Lowest Quarter Return	-13.89%	September 30, 2011
Year-to-Date Return	0.37%	June 30, 2018

Average Annual Returns
For the periods ended December 31, 2017
Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-04 - Fidelity® Growth & Income Portfolio	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity® Growth & Income Portfolio Class K				May 09, 2008
Fidelity® Growth & Income Portfolio Class K | Return Before Taxes	17.03%	14.46%	6.15%
S&P 500® Index(reflects no deduction for fees, expenses, or taxes)	21.83%	15.79%	9.37%
[1]	From May 9, 2008